Chartered-in Vessels - Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating Leases, Rent Expense	$ 5,336	$ 1,690	$ 14,007	$ 1,690
Lessee, Operating Lease, Term of Contract	2 years 8 months 12 days		2 years 8 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	4.60%		4.60%
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 5,980		$ 5,980
Lessee, Operating Lease, Liability, Payments, Due Year Two	23,790		23,790
Lessee, Operating Lease, Liability, Payments, Due Year Three	23,725		23,725
Lessee, Operating Lease, Liability, Payments, Due Year Four	11,050		11,050
Total payments	64,545		64,545
Current portion of operating lease liabilities (notes 2 and 5b)	(13,252)		(13,252)		$ 0
Long-term operating lease liabilities (notes 2 and 5b)	$ 24,179		$ 24,179		0
Operating Leases, Future Minimum Payments Due, Next Twelve Months					23,700
Operating Leases, Future Minimum Payments, Due in Two Years					$ 17,000
Teekay Lng Marubeni Joint Venture [Member]
Lessee, Lease, Description [Line Items]
Equity Method Investment, Ownership Percentage	52.00%		52.00%
Lease Component [Member]
Lessee, Lease, Description [Line Items]
Operating Leases, Rent Expense	$ 3,300		$ 8,700
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	3,698		3,698
Lessee, Operating Lease, Liability, Payments, Due Year Two	14,710		14,710
Lessee, Operating Lease, Liability, Payments, Due Year Three	14,670		14,670
Lessee, Operating Lease, Liability, Payments, Due Year Four	6,832		6,832
Total payments	39,910		39,910
Less imputed interest	(2,479)		(2,479)
Operating Lease, Liability	37,431		37,431
Current portion of operating lease liabilities (notes 2 and 5b)	(13,252)		(13,252)
Long-term operating lease liabilities (notes 2 and 5b)	24,179		24,179
Non-lease Component [Member]
Lessee, Lease, Description [Line Items]
Operating Leases, Rent Expense	2,000		5,300
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	2,282		2,282
Lessee, Operating Lease, Liability, Payments, Due Year Two	9,080		9,080
Lessee, Operating Lease, Liability, Payments, Due Year Three	9,055		9,055
Lessee, Operating Lease, Liability, Payments, Due Year Four	4,218		4,218
Total payments	$ 24,635		$ 24,635